CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	18,263,739	17,532,451	14,568,970
Common Stock, Shares, Outstanding	18,263,739	17,532,451	14,568,970
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued	20,000,000	20,000,000	20,000,000
Series C Preferred Stock [Member]
Preferred Stock, Shares Issued	3,000,000	3,000,000	3,000,000
Series D Preferred Stock [Member]
Preferred Stock, Shares Issued	3,000,000	3,000,000